Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features	6 Months Ended
Jun. 30, 2024
Insurance reinsurance including contracts held and investment contracts with discretionary participating features [Abstract]
Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features
12. Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features
12.1 Contracts by measurement model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts

EUR millions	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	56	-	56

Portfolios in a liability position	183,297	35	183,332
Net balance, on June 30, 2024	183,242	35	183,276

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446
Net balance, on December 31, 2023	177,223	39	177,262

Reinsurance contracts held

EUR millions	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,259	8	16,267

Portfolios in a liability position	(497)	-	(497)
Net closing balance, on June 30, 2024	15,762	8	15,769

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	(608)	-	(608)
Net ending balance, on December 31, 2023	15,993	7	16,000
All groups of investment contracts with discretionary participating features were not measured under PAA and were in a liability position at the reporting and comparative dates.
12.2 Movements in carrying amounts on insurance contracts, investment contracts with discretionary participation features and reinsurance contracts held.
The following tables show the movement in the net carrying amounts of insurance contracts issued, investment contracts with discretionary participating features issued and reinsurance contracts held. Two types of tables are presented:
♦	Tables that analyze movements by type of liabilities and reconciles them to the condensed consolidated income statement and the condensed consolidated statement of comprehensive inc ome.
♦	Tables that analyze movements by measurement component

12.2.1 Movement schedules by type of liability

Insurance contracts not measured under PAA - movement schedule by type

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	1,589	(1,042)	(362)	185

Opening liabilities	159,113	945	17,349	177,407
Net balance, on January 1, 2024	157,524	1,987	17,711	177,223

Insurance revenue	(4,951)	-	-	(4,951)

Incurred claims and other insurance service expenses	-	(140)	4,371	4,232

Amortization of insurance acquisition cash flows	322	-	-	322

Losses (and reversal of losses) on onerous contracts	-	821	-	821

Insurance service expenses	322	682	4,371	5,375

Investment components	(2,605)	-	2,605	-
Insurance service result	(7,234)	682	6,976	424

Insurance finance (income) / expenses (P&L and OCI)	6,852	23	-	6,875

Cash flows	(3,638)	(132)	(2,481)	(6,251)

Contracts disposed during the period	7	(94)	-	(87)

Transfers to disposal groups	(48)	14	17	(17)

Other movements	1	-	(5)	(4)

Transfer (to)/from other headings	(1)	1	-	-

Net exchange differences	4,432	65	582	5,078
Net balance, on June 30, 2024	157,895	2,546	22,801	183,242
Closing assets	1,710	(1,235)	(419)	56
Closing liabilities	159,605	1,311	22,381	183,297

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36

Opening liabilities	163,758	1,455	10,468	175,681
Net balance, on January 1, 2023	163,719	1,456	10,470	175,645

Insurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084

Adjustments to liabilities for incurred claims	-	-	9	9

Insurance service expenses	558	899	8,601	10,058

Investment components	(4,834)	-	4,834	-
Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)
Net balance, on December 31, 2023	157,524	1,987	17,711	177,223
Closing assets	1,589	(1,042)	(362)	185
Closing liabilities	159,113	945	17,349	177,407

Reinsurance contracts held not measured under the PAA - movement schedule by type

	Asset for remaining coverage
EUR millions	Excluding loss recovery component	Loss recovery component	Asset for Incurred claims	Total

Opening assets	16,457	349	(205)	16,601

Opening liabilities	(1,738)	947	183	(608)
Net balance, on January 1, 2024	14,719	1,296	(22)	15,993

Net expenses from reinsurance contracts	(200)	402	206	408

Other reinsurance finance income / (expenses)	(134)	2	-	(132)

Effect of changes in risk of non-performance of reinsurers	(4)	-	-	(4)
Total changes in the statements of P&L and OCI	(338)	404	206	272

Cash flows	(657)	(63)	(227)	(947)

Reinsurance contracts disposed in the year	49	(79)	-	(30)
Transfers to disposal groups	319	(327)	(3)	(10)

Net exchange differences	449	37	(1)	485
Net balance, on June 30, 2024	14,541	1,267	(46)	15,762

Closing assets	16,406	129	(276)	16,259

Closing liabilities	(1,865)	1,138	230	(497)

	Asset for remaining coverage
EUR millions	Excluding loss recovery component	Loss recovery component	Asset for Incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	(217)	(57)	5	(270)
Net balance, on January 1, 2023	14,584	1,549	530	16,664

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)
Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Transfers to disposal groups	(440)	139	(88)	(389)
Other movements	16	-	1	17

Net exchange differences	(511)	(34)	(4)	(550)
Net balance, on December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	(1,738)	947	183	(608)

Investment contracts with discretionary participating features - movement schedule by type

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,594	-	-	21,594
Net balance, on January 1, 2024	21,594	-	-	21,594

Insurance revenue	(41)	-	-	(41)

Incurred claims and other insurance service expenses	-	-	21	21

Insurance service expenses	-	-	21	21

Investment components	(1,411)	-	1,411	-
Insurance service result	(1,452)	-	1,432	(20)

Insurance finance (income) / expenses (P&L and OCI)	1,661	-	-	1,661

Cash flows	250	-	(1,432)	(1,182)

Net exchange differences	480	-	-	480
Net balance, on June 30, 2024	22,533	-	-	22,533
Closing assets	-	-	-	-
Closing liabilities	22,533	-	-	22,533

	Remaining coverage
EUR millions	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055
Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-
Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503
Net balance, on December 31, 2023	21,594	-	-	21,594
Closing assets	-	-	-	-
Closing liabilities	21,594	-	-	21,594

12.2.2 Movement schedules by measurement component

Insurance contracts not measured under PAA – movement schedule by component.

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	475	(286)	(4)	185

Opening liabilities	166,036	3,251	8,120	177,407

Net balance, on January 1, 2024	165,562	3,537	8,124	177,223

Changes in estimates that adjust contractual service margin	(333)	(91)	424	-

Changes in estimates that result in (a reversal of) onerous contracts	789	1	-	790

New contracts issued – non-onerous	(307)	50	257	-

New contracts issued – onerous	21	10	-	32
Changes that relate to future service	171	(30)	680	821

Earnings released from contractual service margin	-	-	(485)	(485)

Release of risk adjustment	-	(158)	-	(158)

Experience adjustments on current service	241	-	-	241

Revenue recognized for incurred policyholder tax expenses	(10)	-	-	(10)
Changes that relate to current service	231	(157)	(485)	(411)

Experience adjustments on claims incurred	15	(1)	-	14
Changes that relate to past service	15	(1)	-	14
Insurance service result	416	(188)	196	424

General model

Interest accreted to insurance contracts	1,331	91	116	1,538

Changes in interest rates and other financial assumptions	(1,718)	(7)	-	(1,725)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	288	(1)	-	286

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	8,070	-	-	8,070
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,293)	-	-	(1,293)
Insurance finance (income) / expenses	6,677	82	116	6,875

Premiums received	7,633	-	-	7,633

Claims, benefits, and expenses paid	(13,390)	-	-	(13,390)

Acquisition costs paid	(477)	-	-	(477)

Other	(17)	-	-	(17)
Cash flows	(6,251)	-	-	(6,251)

Contracts disposed during the period	(128)	-	42	(87)

Transfers to disposal groups	(28)	6	6	(17)
Other	(4)	-	-	(4)
Other movements	(160)	6	48	(107)
Net exchange differences	4,734	105	240	5,078
Net balance, on June 30, 2024	170,977	3,541	8,723	183,242
Closing assets	372	(313)	(3)	56
Closing liabilities	171,349	3,228	8,720	183,297

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60
Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)
Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17
Changes that relate to past service	17	-	-	17
Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)
Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits, and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)
Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20
Transfer (to)/from other headings	(511)	(1)	(1)	(512)
Other movements	(811)	(203)	(169)	(1,184)
Net exchange differences	(3,520)	(98)	(203)	(3,821)
Net balance, on December 31, 2023	165,562	3,537	8,124	177,223
Closing assets	475	(286)	(4)	185
Closing liabilities	166,036	3,251	8,120	177,407

Reinsurance contracts held not measured under the PAA - movement schedule by component

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,184	423	(7)	16,601

Opening liabilities	(1,024)	332	85	(608)
Net balance, on January 1, 2024	15,160	755	78	15,993

Changes in estimates that adjust the contractual service margin	(118)	(17)	135	-
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	333	30	(7)	356

New reinsurance contracts issued / acquired recognized in the year	(5)	2	3	-

Changes that relate to future service	211	15	131	356

CSM recognized for service received	-	-	(15)	(15)

Release of risk adjustment	-	(44)	-	(44)

Experience adjustments on current service	109	-	-	109

Changes that relate to current service	109	(44)	(15)	49
Experience adjustment on claims component	3	-	-	3
Changes that relate to past service	3	-	-	3
Net income/expenses of reinsurance held	322	(29)	116	408

Reinsurance finance income / (expenses)	(148)	15	(3)	(137)

Premiums paid, net of received fixed commission	726	-	-	726

Amounts received	(1,673)	-	-	(1,673)

Cash flows	(947)	-	-	(947)

Reinsurance contracts disposed in the year	(64)	-	34	(30)

Other	(29)	5	14	(10)
Other movements	(94)	5	48	(41)

Net exchange differences	458	23	4	485
Net balance, on June 30, 2024	14,752	769	242	15,762

Closing assets	15,618	416	226	16,259

Closing liabilities	(866)	353	16	(497)

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	(371)	(101)	202	(270)
Net balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	3	546

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes in contractual service margin due to establishing of loss recovery component from onerous underlying contracts	-	-	7	7

Changes in the contractual service margin due to reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	-	-	(3)	(3)

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustments on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)
Experience adjustment on claims component	(2)	-	-	(2)
Changes that relate to past service	(2)	-	-	(2)
Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Transfers to disposal groups	(149)	(176)	(63)	(389)

Other	17	-	-	17
Other movements	(132)	(176)	(63)	(371)

Net exchange differences	(528)	(23)	2	(550)
Net balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	(1,024)	332	85	(608)

Investment contracts with discretionary participating features – by component

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	21,285	128	180	21,594
Net balance, on January 1, 2024	21,285	128	180	21,594

Changes in estimates that adjust contractual service margin	(71)	(3)	74	-

Changes that relate to future service	(71)	(3)	74	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(7)	-	(7)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(7)	(17)	(20)

Insurance service result	(67)	(10)	57	(20)

General model

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	1,661	-	-	1,661

Insurance finance income / (expenses)	1,661	-	-	1,661

Premiums received	258	-	-	258

Claims, benefits, and expenses paid	(1,441)	-	-	(1,441)

Cash flows	(1,182)	-	-	(1,182)

Net exchange differences	473	3	4	480

Net balance, on June 30, 2024	22,170	121	242	22,533

Closing assets	-	-	-	-

Closing liabilities	22,170	121	242	22,533

EUR millions	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055
Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Insurance service result	(148)	16	104	(28)

General model

Variable fee approach
Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance income / (expenses)	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits, and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

12.2.3 Movement schedules contractual service margin by transition method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17.

	Insurance contracts				Investment contracts with DPF				Reinsurance contracts held
EUR millions	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2024	1,557	4,000	2,568	8,124	-	180	-	180	-	(149)	227	78

Changes in estimates that adjust CSM	(8)	436	(4)	424	-	74	-	74	-	142	(7)	135
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-	-	-	-	-	-	-	-	-	(7)	(0)	(7)

New contracts issued: non-onerous	-	-	257	257	-	-	-	-	-	-	3	3
Earnings released from contractual service margin	(90)	(250)	(145)	(485)	-	(17)	-	(17)	-	8	(23)	(15)

Insurance finance income / (expense)	3	77	36	116	-	-	-	-	-	(10)	7	(3)

Cash flow - contracts disposed	-	42	-	42	-	-	-	-	-	34	-	34

Net exchange differences	47	123	70	240	-	4	-	4	-	(3)	7	4

Other	-	5	0	6	-	-	-	-	-	5	9	14

On June 30, 2024	1,508	4,433	2,783	8,723	-	242	-	242	-	20	222	242

	Insurance contracts				Investment contracts with DPF				Reinsurance contracts held
EUR millions	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836	4,673	2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)	(105)	(32)	(176)	-	121	-	121	(0)	11	(14)	(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-	-	-	-	-	-	-	-	-	4	2	6

New contracts issued: non-onerous	-	-	473	473	-	-	-	-	-	-	283	283
Earnings released from contractual service margin	(191)	(498)	(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8	159	57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-	(59)	-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)	(128)	(17)	(203)	-	2	-	2	(0)	6	(5)	2

Other	1	(42)	(68)	(110)	-	1	-	1	(0)	(30)	(33)	(63)

On December 31, 2023	1,557	4,000	2,568	8,124	-	180	-	180	-	(149)	227	78
Other contracts comprise contracts transitioned under the full retrospective approach and contracts issued after the transition to IFRS 17.

12.3 Critical judgements and estimates
Compared to the insurance contract related critical judgements and estimates (valuation methods, actuarial assumptions) applied in Aegon’s 2023 Integrated Annual Report, in the first half of 2024, material changes were processed related to zero-coupon
rates, illiquidity premium rates and changes in methods and inputs used to measure fulfilment cash flows (mainly related to assumption changes of Aegon US).
12.3.1 Risk-free yield curve
Aegon has identified various rates available in the EUR, GBP and USD markets that can be used as a basis for the risk-free yield curve, including EURIBOR swap rates for EUR, reformed Sterling Overnight Index Average (SONIA) for GBP, and Secured Overnight Funding Rates (SOFR) and US Treasury rates for USD. EURIBOR rates are adjusted for credit risk by subtracting a credit risk allowance. No adjustment is made to overnight swap rates and US Treasury rates, as the credit risk of these instruments is deemed negligible.
A full risk-free yield curve is derived by first interpolating between tenors for which market data is available, and then extrapolating the yield curve beyond market observable maturities. Discount rates converge linearly in 10 years to an ultimate forward rate. A uniform last liquid point for EUR and USD is set at
30 years
, GBP is set at
50 years
. The ultimate forward rates reflect a long-term view on nominal interest rates and is set by management per currency, considering expected real interest rates and long-term inflation together with the current market environment. The ultimate forward rates have been reviewed as part of the annual Group economic assumptions update and revised to 3.40% for the USD, 3.30% for the GBP and EUR in 2024. (December 31, 2023: 3.50%,3.65% and 3.45% for the USD, EUR, and GBP respectively.)
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) June 30, 2024	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.43%	2.55%	2.47%	2.49%	2.41%	2.34%
GBP	4.89%	3.96%	3.86%	3.96%	3.99%	3.92%
USD	5.11%	4.37%	4.40%	4.52%	4.80%	4.49%

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%	2.18%
GBP	4.74%	3.35%	3.28%	3.40%	3.43%	3.35%
USD	4.83%	3.89%	3.90%	4.00%	4.39%	4.00%

12.3.2 Illiquidity premium (ILP)
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below.

ILP by portfolio June 30, 2024	1 year	5 years	10 years	15 years	20 years	30 years
Fixed Deferred Annuity	0.95%	1.02%	1.09%	1.15%	1.15%	1.15%
Indexed Universal Life	1.04%	1.12%	1.14%	1.22%	1.22%	1.22%
Long Term Care	0.89%	0.90%	0.93%	1.13%	1.18%	1.28%
Traditional Life	0.92%	0.94%	0.96%	1.14%	1.19%	1.27%
Universal Life	0.93%	0.95%	0.97%	1.11%	1.15%	1.24%
Variable Annuities	0.62%	0.66%	0.66%	0.66%	0.65%	0.66%
Annuities	1.04%	1.04%	1.04%	1.04%	1.04%	1.02%
Individual Protection	0.47%	0.47%	0.47%	0.47%	0.47%	0.46%

ILP by portfolio December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years
Fixed Deferred Annuity	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%
Indexed Universal Life	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%
Long Term Care	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%
Traditional Life	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%
Universal Life	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%
Variable Annuities	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%
Annuities	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%
Individual Protection	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%
12.3.2 Changes in methods and inputs used to measure fulfilment cash flows.
Actuarial assumptions are reviewed periodically in the second quarter for the United States and in the fourth quarter for Europe and Asia, based on historical experience, observable market data, including market transactions such as acquisitions and reinsurance transactions, anticipated trends and legislative changes. Similarly, the models and systems used for determining our liabilities and reinsurance assets are reviewed periodically, and if deemed necessary, updated based on emerging best practice and available technology.
During the first half of 2024, Aegon implemented actuarial assumption and model updates which are mainly related to Aegon’s business in the Americas. Assumption updates
(non-financial
assumptions) are absorbed in the CSM if there are sufficient balances. The change in CSM will impact the amount amortized in the current period and all prospective periods.
The total impact of
non-financial
assumption changes to the fulfilment value as at June 30, 2024 is an increase of EUR 648 million. This impact was partly absorbed in the CSM (EUR 124 million) and partly impacted the pre-tax
result for an amount of EUR (364) million related to onerous contracts. The remaining impact of EUR (160) million is recorded in OCI.
The negative CSM impacts from reinsurance rate increases together with recaptures in Universal Life as well as updates to the claims utilization and cost of care assumptions in Long-Term Care, were only partly offset by lower claims incidence rates and additional anticipated premium rate increase updates in Long Term Care and from favorable assumption updates for lapses in individual health.
The
pre-tax
result impact is attributable to mortality assumption updates affecting the Traditional Life and Universal Life portfolios.

The OCI impact relates to the revaluation to current interest rates of the changes in non-financial
assumptions and experience adjustments.
Aegon did not make any significant changes to the contract boundaries in the current reporting period, nor did it update the approaches used to determine the discount rate or estimate the risk adjustment for non-financial
risk.
12.4 Risk mitigation
Aegon has chosen to apply the risk mitigation option and recognize changes in fulfilment value of products with direct participating features in the P&L and OCI, instead of adjusting the CSM. The adjustment to the CSM that would otherwise have been made in 1H 2024 is EUR 1,280 million (1H 2023: EUR 772 million).